Goodwill	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Goodwill [Line Items]
Goodwill
5. Goodwill
The Company performed its annual goodwill impairment assessments as of October 1, 2025 and 2024 using a qualitative approach. In evaluating whether it was more likely than not that the fair value of its single reporting unit was less than its carrying amount, management considered relevant events and circumstances including macroeconomic conditions, industry and market trends, cost factors, overall financial performance and entity-specific developments such as the indicated enterprise values from the commitment to financing transactions during 2025 and 2024. Based on this assessment, management concluded that it was not more likely than not that the fair value of its single reporting unit was less than its carrying amount. Accordingly, no quantitative impairment test was required, and no impairment of goodwill, except as described below related to the Morton Acquisition, was recognized for the years ended December 31, 2025 and 2024, respectively.
In the second quarter of 2024, the Company determined that it would not further invest in the activities of the acquired Morton business and thus it would not be integrated as originally planned. As a result, the Company identified indicators of impairment for the goodwill recognized in connection with the Morton Acquisition. In accordance with ASC 350, the Company recorded impairment charges to fully write down the carrying value of goodwill, intangible assets and other long-lived assets associated with this acquisition. The Company recognized a non-cash
impairment charge of $
1.5
million in 2024, equal to the full carrying amount of goodwill recognized in connection with the Morton Acquisition as the carrying value of the photonic reporting unit exceeded its fair value. Subsequent to the impairment, the Company determined that its business is comprised of one reporting unit.
Goodwill of $9.3 million from a prior business combination represents the Company’s only goodwill balance as of December 31, 2025. The table below presents the changes in the carrying amount of goodwill (in thousands):

	2025	2024
Beginning balance	$9,315	$9,315
Goodwill additions	—	1,533
Goodwill impairment	—	(1,533)

Ending balance	$9,315	$9,315